CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (3,563,911)	$ (15,873)	$ (829,563)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Interest income on investments held in Trust Account	(187,739)		(2,997)
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses and other assets	112,818		(478,116)
Accrued and other expenses	3,621,318
Due from related party			(68,591)
Accounts payable	(501,818)	4,145	583,330
Net cash used in operating activities	(519,332)	(11,728)	(795,937)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Net cash (used in) provided by investing activities			(125,000,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from Initial public offering, net of underwriting fee			122,812,500
Proceeds from issuance of ordinary shares to Sponsor			25,000
Proceeds from common stock subject to redemption
Payment of offering costs		(35,162)	(592,618)
Proceeds from sponsor note		67,000
Net cash provided by financing activities		31,838	126,483,518
NET CHANGE IN CASH	(519,332)	20,110	687,581
Cash, cash equivalents and restricted cash at beginning of period	687,581	0	0
Cash, cash equivalents and restricted cash at end of period	168,249	20,110	687,581
Supplemental disclosure of noncash activities:
Initial value of ordinary shares subject to possible redemption			125,000,000
Deferred underwriting commissions payable charged to additional paid in capital			$ 4,375,000
Deferred offering costs paid directly by related party note		40,297
Deferred offering costs included in accrued offering costs		55,218
Payment of deferred offering costs by the Sponsor in exchange for the issuance Ordinary Shares		$ 25,000
Remeasurement of Ordinary shares subject to possible redemption	$ 190,736